Accounting Policies, by Policy (Policies) - Community Trust Bancorp, Inc. Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Valuation of Investments and Income Recognition
Valuation of Investments and Income Recognition
Investments are reported at fair value. Common stock and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded. Dividend income is recorded on the ex-dividend date. Purchases and sales of securities are recognized on the trade date basis. Net appreciation/depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions Receivable Policy
Contributions Receivable Policy
Participant contributions and any related employer matching contributions are recognized in the period during which CTBI makes the respective payroll deduction from the participant’s compensation. Non-elective/Profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document.

Use of Estimates and Risk and Uncertainties
Use of Estimates and Risk and Uncertainties
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
The Plan invests in various mutual funds and CTBI common stock. Investment securities, in general, are exposed to various risks, such as interest rates, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of net assets available for benefits. As of December 31, 2025 and 2024, approximately 18.00% and 19.16% of the Plan’s net assets available for benefits were invested in CTBI common stock, respectively.

Administrative Expenses	Administrative Expenses Administrative expenses of the Plan are paid by the Plan’s Sponsor as provided in the Plan document.
Payment of Benefits	Payment of Benefits Distributions to participants are recorded by the Plan when payments are made.
Subsequent Events	Subsequent Events Subsequent events have been reviewed through June 26, 2026, which is the date the financial statements were issued.